Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000887509
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2023
Prospectus Date	rr_ProspectusDate	Sep. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A